Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return				3.09%	2.31%
Risk-free interest rate of return, minimum			2.44%
Risk-free interest rate of return, maximum			3.25%
Contractual term			10 years	10 years	10 years
Volatility				54.40%	61.70%
Volatility, minimum			53.70%
Volatility, maximum			57.50%
Dividend yield			0.00%	0.00%	0.00%
Exercise price				$ 0.1404	$ 0.0327
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	1.75%	2.15%
Risk-free interest rate of return, maximum	2.70%	2.19%
Contractual term	10 years	10 years
Volatility, minimum	52.50%	55.30%
Volatility, maximum	55.30%	55.70%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum		1.55%
Risk-free interest rate of return, maximum		1.82%
Contractual term		10 years
Volatility, minimum		55.30%
Volatility, maximum		57.20%
Dividend yield		0.00%
Minimum [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.0002
Minimum [Member] | Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.10
Maximum [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.1404
Maximum [Member] | Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.11